Dividends	12 Months Ended
Dec. 31, 2024
Dividend
Dividends

D. Other

D1. Dividends

Dividend distribution to the Company’s shareholders is recognised as a liability in the Consolidated Financial Statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognised when paid.

	2024	2023	2022
	£m	£m	£m
2021 final dividend paid – 4.30p per share	—	—	80
2022 interim dividend paid – 2.40p per share	—	—	42
2022 final dividend paid – 5.15p per share	—	131	—
2023 interim dividend paid – 2.75p per share	—	70	—
2023 final dividend paid – 5.93p per share	149	—	—
2024 interim dividend paid – 3.16p per share	80	—	—
	229	201	122

An interim dividend of 3.16p per share was paid on 16 September 2024 amounting to £80m. A final dividend in respect of 2024 of 5.93p per share is to be proposed at the Annual General Meeting on 7 May 2025.

The aggregate amount of the proposed dividend to be paid out of retained earnings at 31 December 2024, but not recognised as a liability at year end, is £150m (2023: £150m; 2022: £130m).